Label	Element	Value
Emerging Markets Great Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	madf_SupplementTextBlock

Mirae Asset Discovery Funds

(the “Funds”)

Supplement dated October 29, 2015 to the Funds’ Prospectus dated August 28, 2015

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated August 28, 2015.

Each Fund’s “Shareholder Fees” table, located on the first page of each Fund’s summary section is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Great Consumer Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE
Emerging Markets Great Consumer Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Emerging Markets Great Consumer Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Emerging Markets Great Consumer Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none